Document and Entity Information	Sep. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2026
Entity File Number	001-40977
Entity Registrant Name	DEVVSTREAM CORP.
Entity Central Index Key	0001854480
Entity Incorporation, State or Country Code	A0
Entity Tax Identification Number	86-2433757
Entity Address, Address Line One	2108 N St.
Entity Address, Address Line Two	Suite 4254
Entity Address, City or Town	Sacramento
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95816
City Area Code	647
Local Phone Number	689-6041
Title of 12(b) Security	Common Shares
Trading Symbol	DEVSF
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false